Services provided by the Group's auditors and network of firms	12 Months Ended
Oct. 31, 2019
Services provided by the Group's auditors and network of firms [Abstract]
Services provided by the Group's auditors and network of firms
5 Services provided by the Group’s auditors and network of firms

During the 12 months ended October 31, 2019, the Group obtained the following services from the Group’s auditors as detailed below which have been disclosed in line with the ICAEW Technical Release “Tech 14/13 FRF” guidance on the disclosure of auditor remuneration for the audit of accounts and other (non-audit) services, in accordance with the requirements of the Companies (Disclosure of Auditor Remuneration and Liability Agreements) Regulation 2008 (Statutory Instrument 2008/489) as amended:

	12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	$m	$m	$m

Audit of Company	12.8	12.2	1.0
Audit of subsidiaries	3.9	1.9	2.5
Total audit	16.7	14.1	3.5

Audit related assurance services	3.6	0.9	2.6
Other assurance services	-	0.7	-
Total assurance services	3.6	1.6	2.6

Tax compliance services	-	0.2	-
Tax advisory services	0.1	0.2	0.1
Services relating to taxation	0.1	0.4	0.1

Other non-audit services	-	0.1	7.5

Total	20.4	16.2	13.7

The 12 months ended October 31, 2019 fees and 18 months ended October 31, 2018 fees represent fees paid to KPMG LLP, as the current auditor. Fees for the years ended April 30, 2017 represent amounts paid to the previous auditor, PricewaterhouseCoopers LLP.

Of the audit related assurance services engagements undertaken in the 12 months ended 31 October 2019 only one was considered to be significant. This related to the controls attestation of the Group’s implementation of Sarbanes-Oxley Section 404, for which a fee of $3.0m was paid.

Audit related assurance services in the 18 months ended October 31, 2018 relate primarily to the additional audit procedures  performed on the Micro Focus International plc financial statements that are included in US filings and two interim reviews, for both six-month periods ending October 31, 2017 and April 30, 2018.

Other assurance services in the 18 months ended October 31, 2018 relate primarily to the auditor’s assurance work in relation to the SUSE divestiture and licence verification compliance work.

The remaining non-audit services in the period included a limited amount of tax compliance and tax advice.